Segments - Summarized Consolidated Financial Information by Segment (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 222,616	$ 272,312	$ 269,555	$ 241,771	$ 228,877	$ 279,103	$ 273,888	$ 248,106	$ 1,006,254	$ 1,029,974	$ 976,938
Revenues									25,150	23,204	21,481
Adjusted EBITDA									360,378	394,042	369,889
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									996,459	1,026,101	964,063
Adjusted EBITDA									396,342	428,888	406,069
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues									124,757	126,469	116,805
Adjusted EBITDA									(35,964)	(34,846)	(36,180)
Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Revenues									(140,112)	(145,800)	(125,411)
Owned Hotels [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									879,653	911,491	870,061
Adjusted EBITDA									279,536	314,278	312,067
Franchise and Management [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									116,806	114,610	94,002
Revenues									25,150	23,204	21,481
Adjusted EBITDA									$ 116,806	$ 114,610	$ 94,002